Borrowings (Details) - Schedule of Pledges of Asset - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Pledges of Asset [Abstract]
Buildings, net	$ 819,422	$ 845,878
Bank deposit	306,081	302,906
Total	$ 1,125,503	$ 1,148,784